Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 35,863,533	¥ 31,265,466
Accumulated Amortization	(6,248,080)	(10,833,594)
Termination Amount	(18,720,464)	(11,005,303)
Net Carrying Amount	10,894,989	9,426,569
Yunmao [Member] | Franchise agreement [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		19,900,000
Accumulated Amortization		(8,894,697)
Termination Amount		(11,005,303)
Net Carrying Amount
Estimated Useful Life Year		11 years
YJW [Member] | Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	2,300,000	¥ 2,300,000
Accumulated Amortization	(848,810)	(520,239)
Termination Amount
Net Carrying Amount	¥ 1,451,190	¥ 1,779,761
Estimated Useful Life Year	7 years	7 years
KeKe [Member] | Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1,000,000	¥ 1,000,000
Accumulated Amortization	(369,047)	(226,190)
Termination Amount
Net Carrying Amount	¥ 630,953	¥ 773,810
Estimated Useful Life Year	7 years	7 years
Lishang [Member] | Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1,500,000	¥ 1,500,000
Accumulated Amortization	(800,000)	(500,000)
Termination Amount	¥ (700,000)
Net Carrying Amount		¥ 1,000,000
Estimated Useful Life Year	5 years	5 years
Lin’s [Member] | Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 339,470	¥ 339,470
Accumulated Amortization	(198,026)	(130,132)
Termination Amount	(141,444)
Net Carrying Amount		¥ 209,338
Estimated Useful Life Year	5 years	5 years
Lin’s [Member] | Brand name [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 213,096	¥ 213,096
Accumulated Amortization	(124,310)	(81,691)
Termination Amount	(88,786)
Net Carrying Amount		¥ 131,405
Estimated Useful Life Year	5 years	5 years
Yuli [Member] | Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2,400,000	¥ 2,400,000
Accumulated Amortization	(900,000)	(300,000)
Termination Amount	¥ (1,500,000)
Net Carrying Amount		¥ 2,100,000
Estimated Useful Life Year	4 years	4 years
Brand Name [Member] | Cook SF [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		¥ 3,612,900
Accumulated Amortization		(180,645)
Termination Amount
Net Carrying Amount		¥ 3,432,255
Estimated Useful Life Year		10 years
Brand Name [Member] | Yai’s Thai [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 884,173
Accumulated Amortization	(279,480)
Termination Amount	(362,816)
Net Carrying Amount	¥ 241,877
Estimated Useful Life Year	2 years 10 months 24 days
Cook SF [Member] | Brand name [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 3,612,900
Accumulated Amortization	(541,935)
Termination Amount	(3,070,965)
Net Carrying Amount
Estimated Useful Life Year	10 years
Customer Relationships [Member] | Yai’s Thai [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 23,613,894
Accumulated Amortization	(2,186,472)
Termination Amount	(12,856,453)
Net Carrying Amount	¥ 8,570,969
Estimated Useful Life Year	9 years 10 months 24 days